Earnings/ (loss) per share	12 Months Ended
Dec. 31, 2017
Earnings/ (loss) per share:
Earnings / (loss) per share

15. Earnings / (loss) per share:

	2015			2016			2017
	Income (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share	Loss (numerator)	Weighted- average number of outstanding share (denominator)	Amount per share	Loss (numerator)		Weighted- average number of outstanding shares (denominator)		Amount per share
	Class A	Class A	Class A	Class A	Class A	Class A	Class A	Class B	Class A	Class B	Class A	Class B
Basic net income/ (loss) per share:
Net income/ (loss)	$80,014	-	-	$(3,241,518)	-	-	$(5,366)	$(36)	-	-	-	-
Less: Non- vested common stock dividends declared and undistributed earnings	(1,175)	-	-	-	-	-	-	-	-	-	-	-
Basic Earnings/ (loss) per share attributable to common stockholders	$78,839	$15,082	5,227.36	$(3,241,518)	10,538	(307,602.77)	$(5,366)	$(36)	25,070,978	167,314	(0.21)	(0.21)
Diluted net income/ (loss) per share:
Allocation of undistributed earnings/ (losses) for basic computation	-	-	-	-	-	-	(5,366)	(36)	-	-	-	-
Reallocation of undistributed earnings/ (losses) as a result of conversion of Class B to Class A shares	-	-	-	-	-	-	-	-	-	-	-	-
Diluted Earnings/ (loss) per share	$78,839	$15,082	5,227.36	$(3,241,518)	10,538	(307,602.77)	$(5,366)	$(36)	25,070,978	167,314	(0.21)	(0.21)

Non-vested share-based payment awards that contain rights to receive non forfeitable dividends or dividend equivalents (whether paid or unpaid) and participate equally in undistributed earnings/ loss are participating securities and, thus, are included in the two-class method of computing earnings per share for the year ended December 31, 2015, 2016 and 2017. For the year ended December 31, 2015, non-vested participating restricted common shares were not included in the computation of diluted earnings/ loss per share because the effect is anti-dilutive.

Earnings/loss per share of Class A and Class B common shares is computed using the two-class method. Basic earnings/loss per share is computed using the weighted average number of shares outstanding during the year ended December 31, 2017. Diluted net earnings/loss per share is computed using the weighted average number of shares and the effect of potentially dilutive securities outstanding during the year ended December 31, 2017. Potentially dilutive securities consist of restricted stock units and other contingently issuable shares. The computation of the diluted earnings/ loss per share of Class A common shares assumes the conversion of Class B common shares, while the diluted earnings/loss per share of Class B common shares does not assume the conversion of those shares.

The Class B common shares are convertible into Class A common shares on a one-for-one basis, have equal voting rights and participate equally in dividend distributions and are not and will not be listed on a national securities exchange or a national market system (Note 11). As a result, the undistributed earnings/losses for the year ended December 31, 2017 are allocated based on the contractual participation rights of the Class A and Class B common shares on a proportionate basis. Furthermore, as we assume the conversion of Class B common shares in the computation of the diluted earnings/loss per share of Class A common shares, the undistributed earnings/losses are equal to net income/loss for that computation.